Note 8. Investments, Including Investments Accounted For Using The Equity Method: Schedule of Long-Term Investments (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Investment Owned, at Fair Value	$ 1,185,198	$ 0
U.S. Treasury securities
Investment Owned, at Fair Value	810,319	0
Certificates of deposit
Investment Owned, at Fair Value	$ 374,879	$ 0